DERIVATIVES (Fair Value and Balance Sheet Location) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Derivative [Line Items]
Derivative Asset, Fair Value	$ 6	$ 6
Derivative Liability, Fair Value	6	1
Designated as Hedging Instrument [Member] | Cash Flow Hedges [Member] | Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value	5	5
Designated as Hedging Instrument [Member] | Cash Flow Hedges [Member] | Foreign Exchange Contract [Member] | Other Accrued Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value	4	0
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value	1	1
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contract [Member] | Other Accrued Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value	$ 2	$ 1